GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of carrying amount of goodwill by reporting unit (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill
Balance at beginning of the year	¥ 196,289,492
Less: Goodwill impairment	(33,908,719)	$ (4,848,882)	¥ 0	¥ 0
Balance at end of the year	162,380,773	$ 23,220,142	196,289,492
Overseas art study services
Goodwill
Balance at beginning of the year	177,581,176
Less: Goodwill impairment	(29,848,577)
Balance at end of the year	147,732,599		177,581,176
Other educational services
Goodwill
Balance at beginning of the year	18,708,316
Less: Goodwill impairment	(4,060,142)
Balance at end of the year	¥ 14,648,174		¥ 18,708,316